Financial Risk Factors (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Factors
Schedule of Risk Exposure

€ millions		2017		2016
	Cash Flow Risk	Fair Value Risk	Cash Flow Risk	Fair Value Risk
Investing activities	3,800	985	3,308	1,364
Financing activities	1,815	4,486	2,313	5,567

Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying Amount					Contractual Cash Flows
	12/31/2017	2018	2019	2020	2021	2022	Thereafter
Trade payables	–952	–952	0	0	0	0	0
Financial liabilities	–6,508	–1,554	–834	–957	–58	–429	–3,102
Total of non-derivative financial liabilities	–7,460	–2,506	–834	–957	–58	–429	–3,102

€ millions	Carrying Amount					Contractual Cash Flows
	12/31/2016	2017	2018	2019	2020	2021	Thereafter
Trade payables	–1,016	–1,016	0	0	0	0	0
Financial liabilities	–8,099	–1,739	–1,371	–835	–995	–62	–3,639
Total of non-derivative financial liabilities	–9,115	–2,755	–1,371	–835	–995	–62	–3,639

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying Amount	Contractual Cash Flows		Carrying Amount	Contractual Cash Flows
	12/31/2017	2018	Thereafter	12/31/2016	2017	Thereafter
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	–84			–170
Cash outflows		–3,909	–309		–3,160	–43
Cash inflows		3,857	292		3,025	0
Currency derivatives designated as hedging instruments	–1			–24
Cash outflows		–75	0		–475	0
Cash inflows		74	0		442	0
Interest rate derivatives designated as hedging instruments	–1			0
Cash outflows		–8	–15		0	0
Cash inflows		8	14		0	0
Total of derivative financial liabilities	–86	–53	–18	–194	–168	–43
Derivative financial assets
Currency derivatives not designated as hedging instruments	41			35
Cash outflows		–2,799	0		–1,902	0
Cash inflows		2,831	0		1,938	0
Currency derivatives designated as hedging instruments	29			12
Cash outflows		–634	0		–241	0
Cash inflows		654	0		252	0
Interest rate derivatives designated as hedging instruments	24			47
Cash outflows		–12	–43		–38	–83
Cash inflows		25	56		62	112
Total of derivative financial assets	93	65	13	95	71	29
Total of derivative financial liabilities and assets	8	12	–5	–99	–97	–14